Eaton Vance
Growth Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value
Aerospace & Defense — 2.2%
HEICO Corp.	15,242	$ 4,179,357
TransDigm Group, Inc.	3,816	4,422,591
		$ 8,601,948
Automobiles — 1.2%
Tesla, Inc.(1)	12,602	$ 4,684,793
		$ 4,684,793
Beverages — 1.5%
Coca-Cola Co.	78,704	$ 5,985,439
		$ 5,985,439
Biotechnology — 1.9%
AbbVie, Inc.	34,938	$ 7,598,666
		$ 7,598,666
Broadline Retail — 6.6%
Amazon.com, Inc.(1)	125,993	$ 26,240,562
		$ 26,240,562
Building Products — 2.3%
AAON, Inc.(2)	47,756	$ 3,951,809
Trane Technologies PLC	12,197	5,082,978
		$ 9,034,787
Capital Markets — 2.1%
Intercontinental Exchange, Inc.	11,876	$ 1,867,857
LPL Financial Holdings, Inc.	6,598	1,984,876
S&P Global, Inc.	4,148	1,764,310
Tradeweb Markets, Inc., Class A	23,125	2,720,888
		$ 8,337,931
Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	25,236	$ 4,099,336
		$ 4,099,336
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	40,285	$ 4,946,192
		$ 4,946,192
Security	Shares	Value
Construction & Engineering — 1.3%
Quanta Services, Inc.	9,067	$ 4,977,964
		$ 4,977,964
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	7,366	$ 7,339,703
Walmart, Inc.	26,857	3,337,788
		$ 10,677,491
Electrical Equipment — 1.0%
AMETEK, Inc.	18,307	$ 3,924,289
		$ 3,924,289
Entertainment — 2.4%
Netflix, Inc.(1)	98,240	$ 9,445,776
		$ 9,445,776
Financial Services — 3.1%
Visa, Inc., Class A	40,439	$ 12,222,283
		$ 12,222,283
Health Care Equipment & Supplies — 1.4%
Edwards Lifesciences Corp.(1)	26,855	$ 2,150,548
Intuitive Surgical, Inc.(1)	6,832	3,149,484
Medline, Inc., Class A(1)	2,387	106,222
		$ 5,406,254
Health Care Providers & Services — 0.3%
McKesson Corp.	1,577	$ 1,364,673
		$ 1,364,673
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.	7,787	$ 2,793,898
Marriott International, Inc., Class A	12,288	4,019,036
		$ 6,812,934
Insurance — 0.4%
Arthur J. Gallagher & Co.	7,995	$ 1,731,557
		$ 1,731,557
Interactive Media & Services — 10.8%
Alphabet, Inc., Class A	68,203	$ 19,612,455
Alphabet, Inc., Class C	23,319	6,689,288
Meta Platforms, Inc., Class A	29,078	16,636,396
		$ 42,938,139

Eaton Vance
Growth Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 4.1%
Eli Lilly & Co.	13,744	$ 12,641,319
Johnson & Johnson	7,289	1,781,723
Merck & Co., Inc.	14,316	1,722,072
		$ 16,145,114
Real Estate Management & Development — 0.4%
FirstService Corp.	11,200	$ 1,556,128
		$ 1,556,128
Semiconductors & Semiconductor Equipment — 23.0%
Analog Devices, Inc.	8,456	$ 2,690,192
Broadcom, Inc.	81,091	25,098,475
Lam Research Corp.	39,267	8,389,787
NVIDIA Corp.	316,069	55,122,434
		$ 91,300,888
Software — 13.4%
Fair Isaac Corp.(1)	2,256	$ 2,408,370
Fortinet, Inc.(1)	42,702	3,489,608
Intuit, Inc.	10,582	4,575,445
Microsoft Corp.	90,293	33,423,760
Oracle Corp.	22,166	3,260,840
ServiceTitan, Inc., Class A(1)	25,787	1,636,443
Synopsys, Inc.(1)	10,927	4,332,337
		$ 53,126,803
Specialty Retail — 4.1%
Burlington Stores, Inc.(1)	9,640	$ 3,136,663
Home Depot, Inc.	6,073	1,997,349
TJX Cos., Inc.	69,971	11,174,369
		$ 16,308,381
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	126,410	$ 32,081,594
		$ 32,081,594
Total Common Stocks (identified cost $156,730,267)		$389,549,922

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	7,040,482	$ 7,040,482
Total Short-Term Investments (identified cost $7,040,482)		$ 7,040,482
Total Investments — 100.1% (identified cost $163,770,749)		$396,590,404
Other Assets, Less Liabilities — (0.1)%		$ (374,940)
Net Assets — 100.0%		$396,215,464
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $3,895,870 and the total market value of the collateral received by the Fund was $3,756,251, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,040,482, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,318,548	$16,407,069	$(10,685,135)	$ —	$ —	$7,040,482	$51,406	7,040,482
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Growth Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$389,549,922*	$ —	$ —	$389,549,922
Short-Term Investments	7,040,482	—	—	7,040,482
Total Investments	$396,590,404	$—	$—	$396,590,404
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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